Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Financing Receivables Modified as Troubled Debt Restructurings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 68	¥ 452	¥ 622
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded Investment	68	122	57
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment		27	18
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	45	62	31
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 23	33	8
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded Investment		330	565
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment		¥ 330	26
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Recorded Investment			497
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Modifications [Line Items]
Recorded Investment			¥ 42